Shareholder Fees {- Fidelity Investment Grade Bond Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Investment Grade Bond Fund Retail PRO-06 | Fidelity Investment Grade Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none